Premises and Equipment - Rent Commitments Under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 336
2014	269
2015	157
2016	115
2017	97
Thereafter
Total	$ 974